SEGMENT INFORMATION - Segment results (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of operating segments [line items]
External revenue	¥ 226,963		¥ 186,390	¥ 146,490
Total revenue	226,963	$ 33,010	186,390	146,490
Segment profit for the year	52,688		24,677	637
Amounts included in the measure of segment profit or loss
Operating expenses	(24,251)	(3,527)	(24,282)	(23,211)
Taxes other than income tax	(9,127)	(1,327)	(7,210)	(6,941)
Exploration expenses	(12,924)	(1,880)	(6,881)	(7,359)
Depreciation, depletion and amortization	(50,640)	(7,365)	(61,257)	(68,907)
Impairment and provision	(567)	(82)	(9,130)	(12,171)
Selling and administrative expenses	(7,286)	(1,060)	(6,861)	(6,493)
Interest income	796	116	653	901
Finance costs	(5,037)	(733)	(5,044)	(6,246)
Share of profits of associates and profit/(loss) attributable to a joint venture	(5,187)		855	(76)
Income tax credit/(expense)	(22,489)	$ (3,271)	(11,680)	5,912
Other segment information
Investments in associates and a joint venture	24,701		29,146	29,995
Others	654,078		588,073	607,686
Segment assets	678,779		617,219	637,681
Segment liabilities	(261,414)		(237,244)	(255,310)
Capital expenditure	70,469		53,211	49,517
E&P [member]
Disclosure of operating segments [line items]
External revenue	173,923		142,429	114,935
Intersegment revenue	16,805		14,737	10,676
Total revenue	190,728		157,166	125,611
Segment profit for the year	53,948		23,863	(346)
Amounts included in the measure of segment profit or loss
Operating expenses	(24,268)		(24,282)	(23,220)
Taxes other than income tax	(9,072)		(7,169)	(6,901)
Exploration expenses	(12,990)		(6,896)	(7,393)
Depreciation, depletion and amortization	(50,360)		(60,834)	(68,333)
Impairment and provision	(560)		(9,161)	(12,180)
Selling and administrative expenses	(5,216)		(4,966)	(4,920)
Interest income	476		315	217
Finance costs	(3,923)		(3,274)	(3,384)
Share of profits of associates and profit/(loss) attributable to a joint venture	(2)		(88)	(63)
Income tax credit/(expense)	(23,559)		(11,236)	3,811
Other segment information
Investments in associates and a joint venture	661		655	737
Others	482,463		457,780	497,413
Segment assets	483,124		458,435	498,150
Segment liabilities	(331,313)		(301,167)	(331,339)
Capital expenditure	69,927		52,790	49,122
Trading business [member]
Disclosure of operating segments [line items]
External revenue	52,610		43,618	30,986
Intersegment revenue	(16,805)		(14,737)	(10,676)
Total revenue	35,805		28,881	20,310
Segment profit for the year	1,894		808	656
Amounts included in the measure of segment profit or loss
Depreciation, depletion and amortization	(55)		(67)	(144)
Impairment and provision				9
Selling and administrative expenses	(296)		(269)	(296)
Interest income	3			1
Finance costs	(1)		(1)	(1)
Income tax credit/(expense)	(4)		(3)	(24)
Other segment information
Others	3,154		3,588	1,898
Segment assets	3,154		3,588	1,898
Segment liabilities	(2,125)		(2,375)	(947)
Corporate [member]
Disclosure of operating segments [line items]
External revenue	430		343	569
Intersegment revenue	176		84	113
Total revenue	606		427	682
Segment profit for the year	4,581		6,391	30,701
Amounts included in the measure of segment profit or loss
Taxes other than income tax	(55)		(41)	(40)
Depreciation, depletion and amortization	(301)		(423)	(470)
Impairment and provision	(7)		31
Selling and administrative expenses	(1,816)		(1,654)	(1,307)
Interest income	1,385		1,571	1,805
Finance costs	(2,181)		(3,011)	(4,183)
Share of profits of associates and profit/(loss) attributable to a joint venture	(5,185)		943	(13)
Income tax credit/(expense)	1,074		(441)	2,125
Other segment information
Investments in associates and a joint venture	24,040		28,491	29,258
Others	401,290		340,329	342,810
Segment assets	425,330		368,820	372,068
Segment liabilities	(138,232)		(124,794)	(138,352)
Capital expenditure	542		421	395
Eliminations [member]
Disclosure of operating segments [line items]
Intersegment revenue	(176)		(84)	(113)
Total revenue	(176)		(84)	(113)
Segment profit for the year	(7,735)		(6,385)	(30,374)
Amounts included in the measure of segment profit or loss
Operating expenses	17			9
Exploration expenses	66		15	34
Depreciation, depletion and amortization	76		67	40
Selling and administrative expenses	42		28	30
Interest income	(1,068)		(1,233)	(1,122)
Finance costs	1,068		1,242	1,322
Other segment information
Others	(232,829)		(213,624)	(234,435)
Segment assets	(232,829)		(213,624)	(234,435)
Segment liabilities	¥ 210,256		¥ 191,092	¥ 215,328